UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09123

AMIDEX™ FUNDS, INC.
(Exact name of registrant as specified in charter)

970 Rittenhouse Road Eagleville, PA 19403
(Address of principal executive offices) (Zip code)

M3Sixty Administration, LLC 4300 Shawnee Mission Parkway Suite 100 Fairway, KS 66205
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-876-3566

Date of fiscal year end: 05/31/2019

Date of reporting period: 05/31/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders for the period ended May 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

ANNUAL REPORT

May 31, 2019

AMIDEX Funds, Inc.

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the AMIDEX Funds, Inc. (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

AMIDEXTM Funds, Inc.	ANNUAL REPORT

President’s Letter & Management’s Discussion of Fund Performance

May 31, 2019

Dear AMIDEXTM Funds, Inc. Shareholder,

Enclosed please find the Annual Report for the AMIDEXTM Funds, Inc. for the fiscal year ended May 31, 2019.

During the Fund’s last fiscal year we saw positive changes in Tel Aviv, consistent with U.S. markets. During our 2018 annual AMIDEX35 Index revision, the Index maintained its weighting leaning toward U.S. domiciled stocks. The Index is currently comprised of 18 U.S. traded Israeli stocks and 17 Tel Aviv traded stocks. The new additions to the Index on the Israeli side are Israel Corporation Ltd. and Harel Insurance Investments & Financial Services Ltd. The new additions to the Index on the U.S. side are SolarEdge Technologies, Inc. and Varonis Systems, Inc.

All major indices ended up flat by the end of the fiscal year. Bank of Israel would not change rates despite slowing inflation numbers. One contributing factor to these numbers was Real Estate and more specifically, dropping residential and retail rent rates. Shifts in business trends from traditional shopping malls and retail space to shipping depots and High Tech office space led this development. Continued strengthening of the Shekel against all currencies helped foreign investments in Israel but hurt exports. Some increase in unemployment was recorded although levels are still strong. Industrial exports were lower than expected mainly because of the crisis at Teva Pharmaceuticals and its effect on markets.

On the U.S. side, we started the year with a strong economy including employment, income, retail sales, business spending, manufacturing and small business. In the second half of our fiscal year, there were questions and uncertainties about the performance of the economy. The financial markets have been extremely volatile and nearly impossible to anticipate or navigate. Unlike previous turbulent periods, the reasons are not necessarily obvious; factors we can identify include slowing global growth, the U.S.-China trade war and ripple effects from the United Kingdom’s Brexit negotiations.

One of Israel’s greatest challenges is still the struggle to overcome the relentless stream of biased and negative media portrayals. Although political developments and news stores rarely have any long term effect on the performance of Israelis stocks, it remains difficult to motivate investors to look past perceptions and at reality. The “Boycott, Divestment and Sanctions” campaign continues to plague college campuses and it remains difficult to educate people about the incredible business successes of the Israeli people. Recent developments in the region have been exploited to promote ongoing campaigns aimed at delegitimizing Israel. Those of us who believe in Israel and its people, and who strive to invest in Israeli companies for mutual benefit, must be careful to refute these anti-Israeli messages and spread the word about Israeli’s accomplishments, especially in technology and medicine. Although negative depictions of Israel in the press still plague us, we believe that the true story of Israel’s economic miracle will ultimately prevail.

Chaos in Syria and uncertainty as to Iran’s ambitions still dominate regional news, and there is still no clear indication of how or if the Trump administration will attempt to motivate regional leaders to renew peace overtures. We have been waiting for decades for a true partner for peace to emerge, and there remains no indication that a breakthrough is on the horizon. In the meantime, we place our faith in Israel’s ingenuity and ability to continuously excel under less than ideal conditions in a very tough neighborhood.

As a very small mutual fund, we have a narrow base over which to spread the increasing costs of running the Fund. New regulations aimed at much larger and more complex funds often apply even to our small index-based fund. Due to low asset levels and increasing expenses, our overall expense ratio is unsustainably high. We are continuing to explore options that may allow our Israel investors to continue a concentrated exposure to Israeli stocks but at lower expenses. We remain convinced that over the long term, Israeli entrepreneurialism coupled with Israel’s legendary investments in research and development, will lead to opportunities for Israel-focused investors. Our faith in the people and companies of Israel remains unshaken.

For the 12-month period ended May 31, 2019, the AMIDEX35TM Israel Mutual Fund Class No-Load, Class A and Class C returned (6.85)%, (6.93)%* and (7.57)%*, respectively. For the same period, the S&P500 Total Return Index returned 3.78%. For the ten year period ended May 31, 2019, the AMIDEX35TM Israel Mutual Fund Class No-Load had an annualized return of 1.00%. For the same period, the S&P500 Index rose 13.93%. For the ten year period ended May 31, 2019, the AMIDEX35TM Israel Mutual Fund Class A had an annualized return 0.96%*. For the ten year period ended May 31, 2019, the AMIDEX35TM Israel Mutual Fund Class C had an annualized return of 0.19%.

* The returns stated above do not take into consideration transaction charges such as sales loads, redemption fees or CDSC fees. If these fees were taken into consideration, the one year and ten year returns for the AMIDEX35TM Israel Mutual Fund Class A shares would be (12.04)% and 0.39%, respectively and the one year returns for the AMIDEX35TM Israel Mutual Fund Class C shares would be (8.50)%. There is a maximum sales load of 5.50% on certain Class A subscriptions. A 1% contingent deferred sales charge “CDSC fee” is imposed on redemptions of Class C shares made within thirteen months of purchase. The Fund imposes a 2% redemption fee on AMIDEX35TM Israel Mutual Fund No-Load Class shares redeemed within one year of purchase. See Total Return Table on the following pages for additional return information.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

President’s Letter & Management’s Discussion of Fund Performance (continued)

Portfolio Summary - The AMIDEX35TM Index tracks the largest Israeli companies traded either in Tel Aviv or New York, providing for the first time an accurate benchmark for Israel’s equity universe. The AMIDEX35TM Israel Mutual Fund’s (the “Fund”) total industry holdings as of May 31, 2019 were as follows:

Israeli traded
Banks	19.27%
Chemicals	4.21%
Food	2.12%
Oil&Gas	2.72%
Real Estate	9.83%
Telecommunications	1.23%

U.S. traded
Aerospace & Defense	3.57%
Computers	22.09%
Energy	2.06%
Healthcare - Products	0.70%
Internet	3.84%
Pharmaceuticals	13.69%
Semiconductors	5.32%
Software	2.71%
Telecommunications	5.28%

Portfolio holdings are subject to change. Percentages are based on net assets of the Fund at May 31, 2019.

Our primary investment strategies and objectives remain unchanged. Our Fund is based on an index, and there has been no change in the underlying index or portfolios, other than routine maintenance as outlined in the prospectus.

We continue to believe in the merits of investing in our AMIDEX35TM Israel Mutual Fund and we remain committed to the index methodology as the best method of holding portfolios of stocks in our specialty niche. We encourage our investors to remain focused on the long-term prospects for the Fund, and to persevere through the uncertainties that still lie ahead.

Let’s hope that the future brings comfort to those who are suffering, calm to regions too long plagued by violence, and security, both physical and economic, to all Americans.

Best regards,

Cliff Goldstein

President, AMIDEXTM Funds, Inc.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be more or less than their original cost. Current performance may be lower or higher than the performance data quoted. See Total Return Table on the following pages for additional return information.

Please call 215-830-8712 or visit the Funds’ website http://www.amidex.com/fund.htm for current performance data. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE AMIDEX35TM ISRAEL MUTUAL
FUND VERSUS THE MSCI WORLD INDEX AND THE S&P 500 TOTAL RETURN INDEX

(Unaudited)

Average Annual Total Return (Unaudited)

		Ten Years	Five Years	One Year
		ended	ended	Ended
		May 31, 2019	May 31, 2019	May 31, 2019
No Load Class		1.00%	(2.51)%	(6.85)%
Class A	With sales charge	0.39%	(3.63)%	(12.04)%
	Without sales charge	0.96%	(2.53)%	(6.93)%
Class C	With contingent deferred sales charge	0.19%	(3.27)%	(8.50)%
	Without contingent deferred sales charge	0.19%	(3.27)%	(7.57)%
MSCI World Index		10.61%	6.25%	(0.31)%
S&P 500 Total Return		13.93%	9.65%	3.78%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the AMIDEX35™ Israel Mutual Fund versus the MSCI World Index and the S&P 500 Total Return Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Due to the bi-national, multi-sector and market capitalization range of the Fund, there aren’t adequate publically published benchmarks for comparison. As with any fund, save an index fund, that commonly compares its performance to the MSCI World Index and the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; there may be little or no congruence between these indices and the AMIDEX35™ Israel Mutual Fund, which will not invest in certain securities comprising these indices.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (December 1, 2018) and held for the entire period of 12/01/18 through 05/31/19. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 12/01/18). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2019

Actual Fund Return (in parentheses)	Beginning Account Value 12/01/18	Ending Account Value 05/31/19	Expenses Paid During Period*

Amidex35TM Israel Mutual Fund No-Load Class (-7.31%)	$1,000.00	$926.90	$21.76
Amidex35TM Israel Mutual Fund Class A (-7.35%)	1,000.00	926.50	21.76
Amidex35TM Israel Mutual Fund Class C (-7.70%)	1,000.00	923.00	25.31

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Hypothetical 5% Fund Return	Beginning Account Value 12/01/18	Ending Account Value 05/31/19	Expenses Paid During Period*

Amidex35TM Israel Mutual Fund No-Load Class	$1,000.00	$1,002.34	$22.61
Amidex35TM Israel Mutual Fund Class A	1,000.00	1,002.34	22.61
Amidex35TM Israel Mutual Fund Class C	1,000.00	998.60	26.31

*Expenses are equal to the Funds’ annualized expense ratios of 4.53%, 4.53% and 5.28% for the Amidex35TM Israel Mutual Fund No-Load Class, Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Total Fund operating expense ratios as stated in the current Fund prospectus dated September 28, 2018 were as follows:
AMIDEX35TM Israel Mutual Fund Class No-Load	4.50%
AMIDEX35TM Israel Mutual Fund Class A	4.50%
AMIDEX35TM Israel Mutual Fund Class C	5.25%

Total Gross Operating Expenses (Annualized) for the year ended May 31, 2019 were 4.50% for the AMIDEX35TM Israel Mutual Fund Class No-Load shares, 4.50% for the AMIDEX35TM Israel Mutual Fund Class A shares and 5.25% for the AMIDEX35TM Israel Mutual Fund Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for expense related disclosures during the year ended May 31, 2019.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-876-3566. Please read it carefully before you invest or send money.

AMIDEX FUNDS, INC.

AMIDEX35TM ISRAEL MUTUAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2019

ISRAEL - 39.38%	Shares	Fair Value

COMMON STOCK - 39.38%

Banks - 19.27%
Bank Hapoalim BM	56,428	$409,751
Bank Leumi Le-Israel BM	61,116	412,600
First International Bank Of Israel Ltd.	4,700	113,591
Israel Discount Bank Ltd. - Class A	55,610	213,873
Mizrahi Tefahot Bank Ltd.	10,415	229,529
		1,379,344
Chemicals - 4.21%
Israel Chemicals Ltd.	59,635	301,581

Food - 2.12%
Strauss Group Ltd.	5,700	151,597

Oil & Gas - 2.72%
Delek Group Ltd.	664	117,976
Paz Oil Co. Ltd.	550	76,629
		194,605
Real Estate - 9.83%
Airport City Ltd. *	6,000	107,267
Amot Investments Ltd.	14,000	86,481
Azrieli Group Ltd.	5,100	304,627
Gazit-Globe Ltd.	10,700	86,908
Melisron Ltd.	2,300	117,836
		703,119
Telecommunications - 1.23%
Bezeq Israeli Telecommunication Corp. Ltd.	142,390	88,311

TOTAL COMMON STOCK - ISRAEL (Cost $1,999,879)		2,818,557

TOTAL ISRAEL (Cost $1,999,879)		2,818,557

UNITED STATES - 61.00%

COMMON STOCK - 59.26%

Aerospace & Defense - 3.57%
Elbit Systems Ltd.	1,798	255,532

Chemicals - 0.00%
International Flavors & Fragrances, Inc.	1	108

AMIDEX FUNDS, INC.

AMIDEX35TM ISRAEL MUTUAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2019

UNITED STATES - 61.00% (continued)	Shares	Fair Value

COMMON STOCK - 59.26% (continued)

Computers - 22.09%
Amdocs Ltd.	7,103	$422,060
Check Point Software Technologies Ltd. *	6,995	771,409
CyberArk Software Ltd. *	2,100	277,305
Electronics For Imaging, Inc. *	3,000	109,950
		1,580,724
Energy - 2.06%
Ormat Technologies, Inc.	2,500	147,600

Healthcare - Products - 0.70%
OPKO Health, Inc. *	28,000	50,120

Internet - 3.84%
Wix.com Ltd. *	2,000	274,680

Pharmaceuticals - 13.69%
Perrigo Co. PLC	6,500	273,130
Taro Pharmaceutical Industries Ltd.	2,000	185,960
Teva Pharmaceutical Industries Ltd. - ADR	60,216	520,868
		979,958
Semiconductors - 5.32%
Mellanox Technologies Ltd. *	2,900	318,362
Tower Semiconductor Ltd. *	4,200	62,580
		380,942
Software - 2.71%
Verint Systems, Inc. *	3,421	194,142

Telecommunications - 5.28%
Nice Ltd. - ADR *	2,700	377,595

TOTAL COMMON STOCK - UNITED STATES (Cost $4,004,667)		4,241,401

AMIDEX FUNDS, INC.

AMIDEX35TM ISRAEL MUTUAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2019

UNITED STATES - 61.00% (continued)	Shares	Fair Value

SHORT-TERM INVESTMENTS - 1.74%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 2.27% **	124,107	$124,107
TOTAL SHORT-TERM INVESTMENTS (Cost 124,107)		124,107

TOTAL UNITED STATES (Cost $4,128,774)		4,365,508

TOTAL INVESTMENTS (Cost $6,128,653) – 100.38%		$7,184,065
LIABIITIES IN EXCESS OF OTHER ASSETS, NET - (0.38)%		(26,960)
NET ASSETS - 100%		$7,157,105

*	Non-income producing security.
**	Rate shown represents the 7-day yield at May 31, 2019, is subject to change and resets daily.
ADR -	American Depositary Receipt.
BM -	Beeravon Mugbal (Limited).
PLC -	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - May 31, 2019

AMIDEX35TM
Israel Mutual
Fund
Assets:
Investments, at cost	$6,128,653
Investments, at fair value	$7,184,065
Receivables:
Interest	291
Dividends	3,269
Fund shares sold	8,272
Prepaid expenses	9,484
Total assets	7,205,381

Liabilities:
Payables:
Investment advisory and administrative fees	5,722
Distribution fees	7,715
Fund accounting and transfer agency fees	8,713
Director fees	666
Other liabilities and accrued expenses	25,460
Total liabilities	48,276
Net Assets	$7,157,105

Sources of Net Assets:
Common stock	$59
Additional paid-in capital	6,064,196
Total distributable earnings	1,092,850

Total Net Assets (594,813 shares outstanding; 500,000,000 shares of $0.0001 par value authorized for the Fund)	$7,157,105

No-Load Class Shares:
Net assets applicable to 469,390 shares outstanding	$6,103,763
Net Asset Value and Offering Price Per Share (1)	$13.00

Minimum Redemption Price Per Share No-load class	$12.74

Class A Shares:
Net assets applicable to 67,154 shares outstanding	$665,136
Net Asset Value and Redemption Price Per Share	$9.90

Maximum Offering Price Per Share (2)	$10.48

Class C Shares:
Net assets applicable to 58,269 shares outstanding	$388,206
Net Asset Value and Offering Price Per Share	$6.66

Minimum Redemption Price Per Share (3)	$6.59

(1) A redemption fee of 2.00% is imposed on redemptions occurring within 365 days of purchase.

(2) A maximum sales charge of 5.50% is imposed on Class A shares.

(3) A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within thirteen months following such investments.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.	ANNUAL REPORT
STATEMENT OF OPERATIONS

AMIDEX35TM
Israel Mutual
Fund

For the
Year Ended
May 31, 2019

Investment income:
Dividends (net of foreign withholding taxes of $23,645)	$95,445
Interest	3,994
Total investment income	99,439

Expenses:
Investment advisory fees	64,000
Distribution (12b-1) fees - No-load Class	17,113
Distribution (12b-1) fees - Class A	1,836
Distribution (12b-1) fees - Class C	4,208
Fund accounting and transfer agent fees	104,551
Legal fees	24,998
Registration fees	20,533
Out of pocket expenses	20,142
Audit fees	18,750
Insurance fees	18,644
Networking fees	17,550
Custody fees	14,046
Miscellaneous	9,924
Pricing fees	8,163
Administrative fees	8,000
Report printing fees	6,822
Director fees	4,142
Total expenses	363,422

Net investment loss	(263,983)

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments and foreign currency transactions	333,591
Net change in unrealized depreciation on investments and foreign currency transactions	(623,055)
Net realized and unrealized loss on investments and foreign currency transactions	(289,464)

Net decrease in net assets resulting from operations	$(553,447)

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	AMIDEX35TM Israel Mutual Fund

	For the	For the
	Year Ended	Year Ended
	May 31, 2019	May 31, 2018

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(263,983)	$(274,331)
Net realized gain on investments and foreign currency transactions	333,591	505,319
Net change in unrealized depreciation on investments and foreign currency transactions	(623,055)	(240,694)
Net decrease in net assets resulting from operations	(553,447)	(9,706)

Distributions to shareholders from:
Total distributable earnings - No Load Class	(92,176)	—
Total distributable earnings - Class A	(12,679)	—
Total distributable earnings - Class C	(10,743)	—
	(115,598)	—
Capital share transactions (Note 2):
Decrease in net assets from capital share transactions	(503,285)	(741,841)

Total decrease in net assets	(1,172,330)	(751,547)

Net Assets:
Beginning of year	8,329,435	9,080,982

End of year (a)	$7,157,105	$8,329,435

(a) Includes $107,383 of accumulated net investment loss for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed (accumulated) net investment income (loss) in 2018.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Fiscal Year

	AMIDEXTM Israel Mutual Fund No-Load Class

	For the Years Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Year	$14.17	$14.16	$13.47	$16.00	$14.99
Income (loss) from investment operations:
Net investment loss (a)	(0.46)	(0.45)	(0.44)	(0.37)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.52)	0.46	1.13	(2.17)	1.32
Total from investment operations	(0.98)	0.01	0.69	(2.54)	1.01

Distributions:
From net realized gains on investments	(0.19)	—	—	—	—
Total distributions	(0.19)	—	—	—	—

Paid in capital from redemption fees	— (c)	— (c)	— (c)	0.01	—

Net Asset Value, End of Year	$13.00	$14.17	$14.16	$13.47	$16.00

Total Return (b)	(6.85)%	0.07%	5.12%	(15.81)%	6.74%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$6,104	$7,089	$7,536	$8,022	$11,578
Ratio of expenses to average net assets:	4.50%	4.49%	4.34%	3.71%	3.38%
Ratio of net investment loss to average net assets:	(3.26)%	(3.16)%	(3.24)%	(2.49)%	(2.05)%
Portfolio turnover rate	0.00%	11.13%	4.54%	11.01%	5.21%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. The returns shown exclude the impact of any sales loads, redemption fees and contingent deferred sales charges.
(c)	Redemption fees per share were less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Fiscal Year

	AMIDEXTM Israel Mutual Fund Class A

	For the Years Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Year	$10.85	$10.83	$10.31	$12.25	$11.48
Income (loss) from investment operations:
Net investment loss (a)	(0.35)	(0.35)	(0.34)	(0.27)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.41)	0.37	0.86	(1.67)	1.01
Total from investment operations	(0.76)	0.02	0.52	(1.94)	0.77

Distributions:
From net realized gains on investments	(0.19)	—	—	—	—
Total distributions	(0.19)	—	—	—	—

Net Asset Value, End of Year	$9.90	$10.85	$10.83	$10.31	$12.25

Total Return (b)	(6.93)%	0.18%	5.04%	(15.84)%	6.71%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$665	$757	$891	$1,005	$1,331
Ratio of expenses to average net assets:	4.50%	4.49%	4.34%	3.71%	3.38%
Ratio of net investment loss to average net assets:	(3.26)%	(3.16)%	(3.24)%	(2.49)%	(2.05)%
Portfolio turnover rate	0.00%	11.13%	4.54%	11.01%	5.21%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. The returns shown exclude the impact of any sales loads, redemption fees and contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM FUNDS, INC.	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout each Fiscal Year

	AMIDEXTM Israel Mutual Fund
	Class C

	For the Years Ended
	May 31,	May 31,	May 31,	May 31,	May 31,
	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Year	$7.42	$7.47	$7.16	$8.58	$8.10
Income (loss) from investment operations:
Net investment loss (a)	(0.29)	(0.31)	(0.30)	(0.25)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.28)	0.26	0.61	(1.17)	0.71
Total from investment operations	(0.57)	(0.05)	0.31	(1.42)	0.48

Distributions:
From net realized gains on investments	(0.19)	—	—	—	—
Total distributions	(0.19)	—	—	—	—

Net Asset Value, End of Year	$6.66	$7.42	$7.47	$7.16	$8.58

Total Return (b)	(7.57)%	(0.67)%	4.33%	(16.55)%	5.93%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$388	$484	$654	$901	$1,219
Ratio of expenses to average net assets:	5.25%	5.24%	5.09%	4.46%	4.13%
Ratio of net investment loss to average net assets:	(4.01)%	(3.91)%	(3.99)%	(3.24)%	(2.80)%
Portfolio turnover rate	0.00%	11.13%	4.54%	11.01%	5.21%

(a)	Net investment loss per share is based on average shares outstanding.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. The returns shown exclude the impact of any sales loads, redemption fees and contingent deferred sales charges.

The accompanying notes are an integral part of these financial statements.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMIDEXTM Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on April 27, 1999, and currently consists of one active portfolio, the AMIDEX35TM Israel Mutual Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Company is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was registered to offer four classes of shares, Class A, Class B, Class C and No-load class, with only the Class A, Class C and No-load shares currently being offered in the Fund. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on their relative net assets. The Fund’s investment objective is long term growth of capital. The Fund’s investment adviser is Index Investments, LLC (“II” or “Adviser”). The Fund became effective with the SEC on April 27, 1999 and commenced operations on June 8, 1999. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)   Investment Valuation - A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Fund values assets. Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. If there are no sales that day, such securities will be valued at the last bid price, if available. Other over-the-counter securities are valued at the last sale price, if published, or the last bid price, if available. Lacking any sales on the principal exchange that day, the security is valued at the last reported bid, if available and would be categorized as level 2. Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2. Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1. If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Fund’s valuation policies is not reliable, the Fund values the assets at fair value using procedures established by the Board of Directors. The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures. Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value. If the event would materially affect the Fund’s net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor. As of and during the year ended May 31, 2019, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund’s investments carried at fair value:

Security Classification (a)
Level 1
Common Stock - Israel (b)	$2,818,557
Common Stock - United States (b)	4,241,401
Short-Term Investments	124,107
Total Level 1	$7,184,065

Level 2	$—

Level 3	$—

Total Investments	$7,184,065

(a)	As of and during the year ended May 31, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the end of the reporting period. There were no transfers between levels as of May 31, 2019, from the valuation input levels used on May 31, 2018.

b)    Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)     Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied to date with sub-chapter M of the Internal Revenue Code applicable to regulated investment companies. The Fund intends to comply in the future and to distribute all of its net investment income and realized capital gains to its shareholders.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and Maryland. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended May 31, 2019, the Fund did not incur any interest or penalties.

d)    Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gain.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)    Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)     Redemption Fees and Sales Charges (loads) - Shareholders of the No-load shares that redeem shares within 365 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A maximum sales charge of 5.50% is imposed on Class A shares. Shareholders of the Class C shares are imposed a contingent deferred sales charge (“CDSC”) of 1.00% in the event of certain redemption transactions within thirteen months following such investments. The CDSC is paid directly to the Adviser to reimburse expenses incurred in providing distribution-related services to the Fund. For the year ended May 31, 2019, there were redemption fees of $120 paid to the Fund and CDSC fees of $47 paid to the Adviser.

g)    Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended May 31, 2019 were as follows:

	No-Load
	Shares	Amount
Sold	16,799	$238,129
Redeemed (1)	(54,557)	(744,312)
Reinvested	7,044	86,640
Net Decrease	(30,714)	$(419,543)

	Class A
	Shares	Amount
Sold	268	$2,835
Redeemed	(3,995)	(42,427)
Reinvested	1,121	10,507
Net Decrease	(2,606)	$(29,085)

	Class C
	Shares	Amount
Sold	1,152	$8,208
Redeemed	(9,409)	(71,319)
Reinvested	1,337	8,454
Net Decrease	(6,920)	$(54,657)
(1)	Includes redemptions fees of $120.

Transactions in shares of capital stock for the Fund for the year ended May 31, 2018 were as follows:

	No-Load
	Shares	Amount
Sold	16,831	$236,688
Redeemed (2)	(49,094)	(686,929)
Net Decrease	(32,263)	$(450,241)

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019

2.	CAPITAL SHARE TRANSACTIONS (continued)

	Class A
	Shares	Amount
Sold	4,221	$46,270
Redeemed	(16,742)	(176,408)
Net Decrease	(12,521)	$(130,138)

	Class C
	Shares	Amount
Sold	1,056	$8,041
Redeemed	(23,388)	(169,503)
Net Decrease	(22,332)	$(161,462)
(2)	Includes redemptions fees of $758.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$—	$723,562

There were no government securities purchased or sold during the year.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective October 1, 2003, the Fund has entered into an Advisory Agreement with II to provide investment management services to the Fund. II furnishes, at its own expense, office space to the Fund and all necessary office facilities, equipment and personnel for managing the assets of the Fund. Pursuant to the Advisory Agreement, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.80% as applied to the Fund’s daily net assets. For the year ended May 31, 2019, the Fund incurred $64,000 of advisory fees, with $5,081 remaining payable at May 31, 2019.

Effective October 1, 2003, the Fund has entered into an Administrative Services Agreement (“ASA”) with II to provide administrative services to the Fund. Pursuant to the ASA, II is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.10% as applied to the Fund’s daily net assets. For the year ended May 31, 2019, the Fund incurred $8,000 of administrative fees, with $641 remaining payable at May 31, 2019.

One director of the Fund is also an Officer of II.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, M3Sixty receives $8,712.50 per month. For the year ended May 31, 2019, M3Sixty earned $104,551 with $8,713 remaining payable at May 31, 2019 from the Fund.

An Officer of the Fund is also an employee and officer of M3Sixty.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund and II entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M360D”). Pursuant to the Distribution Agreement, M360D provides distribution services to the Fund. M360D serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, M360D receives $9,600 per year from the Fund. M360D also receives commissions from the sale of Class A Fund shares for which they were the broker of record. The allocated distribution fees are reduced by the amount of commissions received and the remainder is paid from the accruals pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the year ended May 31, 2019, M360D received net distribution fees of $9,585 from the Fund. For the year ended May 31, 2019, M360D received commissions from the sale of Fund shares of $15 from the Class A shares.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A and the No-load class of shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets attributable to each class of shares, respectively, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. The distribution plan is a compensation plan, which also allows the Fund to pay or reimburse expenditures in connection with sales, and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders.

The distribution plans for the shares in the Class A, the No-load class and Class C shares took effect November 19, 1999, June 8, 1999 and May 19, 2000, respectively. For the year ended May 31, 2019, the Fund incurred $23,157 in 12b-1 fees with $7,715 remaining payable at May 31, 2019.

5.	TAX MATTERS

The Fund paid $115,598 in long-term capital gains distributions during the fiscal year ended May 31, 2019.

There were no distributions paid during the fiscal year ended May 31, 2018.

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at May 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$6,240,289	$2,926,692	$(1,982,916)	$943,776

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Fund.

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of May 31, 2019, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$943,768
Undistributed Long-Term Capital Gains	264,442
Post-October Losses	(73)
Post-December Ordinary Losses	(115,287)
Total Distributable Earnings, Net	$1,092,850

The amounts shown above differ from corresponding figures reported in the Statement of Assets and Liabilities because of temporary book/tax differences due to the tax deferral of wash sale losses.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2019

5.	TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of May 31, 2019, the Fund elected to defer net capital and ordinary losses as indicated in the charts below.

Post-October Losses	Post-December Losses
Deferred	Deferred
$73	$115,287

As of May 31, 2019, the Fund did not have any capital loss carryforwards available for federal income tax purposes.

6.	RECLASS OF CAPITAL ACCOUNTS

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. They are mainly due to the reclassification of net operating loss to paid-in capital and tax treatment of foreign exchange gains and losses. As of May 31, 2019, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Total Distributable Earnings	Paid-in Capital
$256,574	$(256,574)

7.	CONCENTRATION OF RISK

The Fund invests a majority of its assets in common stocks of Israeli companies. Investing in companies from one geographic region may pose additional risks inherent to a region’s economical and political situation.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	RECENT ACCOUNTING PROUNOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Fund’s financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

AMIDEXTM Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMIDEX35TM Israel Mutual Fund (the “Fund”), a series of AMIDEXTM Funds, Inc., as of May 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.

Cleveland, Ohio

July 30, 2019

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Additional Information (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-888-876-3566; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $115,598 in long-term capital gain distributions during the fiscal year ended May 31, 2019.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisers.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Additional Information (Unaudited)

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Management Information—Following are the Directors and Officers of the Company, their age and address, their present position with the Company or the Portfolios, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Directors shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Directors, subject to certain restrictions under the 1940 Act. Those Directors and Officers, who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Company or the Adviser, are indicated in the table. The Company’s Statement of Additional Information includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-888-876-3566.

Name, Address and Age[1]	Position(s) Held with The Company	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[3]	Other Directorships Held by Director[4]

NON-INTERESTED DIRECTORS
Eli Gabay, Esq. Age 58	Director	October 2003	Attorney, Solomon Sherman & Gabay, Philadelphia, PA	1	None

Erica Levi Age 39	Director	October 2003	Associate Director of Communication, Pennoni Honors College, Drexel University	1	None

INTERESTED DIRECTORS AND OFFICERS
Clifford A. Goldstein[5] Age 59	President, Chief Compliance Officer and Director	1999	President, Index Investments, LLC, November 2002 to present; President, TransNations Investments, LLC, Executive Consultant and Attorney with The Chartwell Law Offices since 2002.	1	None

Larry E. Beaver, Jr.[6] 4300 Shawnee Mission Parkway Suite 100 Fairway, KS 66205 Age 49	Chief Accounting Officer	May 2003	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017–Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005–2017).	N/A	N/A

[1]	Each Director may be contacted by writing to the Director, c/o AMIDEXTM Funds, Inc., 970 Rittenhouse Road, Eagleville, PA 19403.
[2]	Each Director holds office until he resigns, is removed or dies. The President and Chief Accounting Officer shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
[3]	The Fund Complex consists of the Company. The Company has one portfolio, the AMIDEX35 TM Israel Mutual Fund.
[4]	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
[5]	Indicates an "interested person" as defined in the Investment Company Act of 1940.
[6]	The Company entered into an agreement related to its Distribution Plan with Matrix 360 Distributors, LLC, an affiliate of M3Sixty Administration, LLC. Larry E. Beaver, Jr. is Fund Accounting, Administration and Tax Officer at M3Sixty Administration, LLC.

AMIDEXTM Funds, Inc.	ANNUAL REPORT

Additional Information (Unaudited)

DIRECTORS AND OFFICERS INFORMATION (Unaudited)

Remuneration Paid to Directors and Officers—Officers of the Company and Directors who are "interested persons" of the Company or the Adviser will receive no salary or fees from the Company. Each Director who is not an "interested person" receives a fee of $500 per meeting attended. The Company reimburses each Director and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Director[1]	Aggregate Compensation From the Company[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Company Paid to Directors[2]
Independent Directors
Eli Gabay, Esq.	$2,000	None	None	$2,000
Erica Levi	$2,000	None	None	$2,000
Interested Officers
Clifford A. Goldstein	None	Not Applicable	Not Applicable	None
Larry E. Beaver, Jr.	None	Not Applicable	Not Applicable	None

[1] Each of the Directors and Officers serves as a Director or Officer to the one portfolio of the Company. [2] Figures are for year ended May 31, 2019.

FOR MORE INFORMATION

Visit Our Website:
www.amidex.com

Email:
info@amidex.com

Call Us Toll Free:
1-888-876 3566

ITEM 2.	CODE OF ETHICS.

a.

The registrant has, as of the end of the period covered by this report, adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

b.

During the period covered by this report, there were no amendments to any provision of the Code of Ethics.

c.

During the period covered by this report, there were no waivers or implicit waivers of a provision of the Code of Ethics.

d.

The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a.

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by a principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory filings or engagements for those fiscal years were $16,000 for 2019 and $16,000 for 2018.

b.

Audit related fees – There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

c.

Tax Fees – Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,750 for 2019 and $2,750 for 2018.

The fees were for preparation of IRS Form 1120-RIC and Form 8613 (excise tax) and Maryland PPT tax return. No tax services were provided to the registrant’s investment adviser.

d.

All other fees – The aggregate fees billed in the last two years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) were billings of $0 for 2019 and $950 for 2018 for the auditor’s consent and review of the semi-annual financial statements.

e (1).

Audit Committee’s Pre-Approval Policies - Registrant has adopted an audit committee charter to provide the Audit Committee with guidance. The audit committee consists of two independent members of the board of directors. The charter calls for receipt and review of the principal accountant’s written statement concerning independence; dialogue concerning relationships or services to others (which involved all service providers including registrant’s custodian, investment adviser, transfer agent, fund accountants and administrator); and, prior to the board of directors selecting registrant’s auditor, review and assess services provided, fees charged and to be charged, and other relevant data. The audit committee charter contains, among other things, express provisions for selecting registrant’s auditor and for pre-approving all permitted non-audit services. With respect to auditor selection, the charter expressly states that the audit committee is to consider:

(a)

the audit scope and plan to assure completeness and effectiveness of resources;

(b)

the auditor’s formal written statement delineating relationship with registrant;

(c)

the auditor’s relationship or service to others, which may impact objectivity or independence;

(d)

rotations of audit partners; and

(e)

fees or other compensation paid to the auditor

e (2).

There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f.

All work is performed by Cohen Fund Audit Services, Ltd.

g.

There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser, that provides ongoing services to the registrant during the last two fiscal years.

h.

There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in Annual Report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11.	CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)

Code of Ethics for Principal Executive Officers of the AMIDEX™ Funds is filed herewith.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX™ Funds, Inc.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein, President
Date: August 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Clifford A. Goldstein
By Clifford A. Goldstein, President
Date: August 5, 2019

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr., Chief Accounting Officer
Date: August 5, 2019